Cover	May 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2022
Entity File Number	000-55656
Entity Registrant Name	CLEAN ENERGY TECHNOLOGIES, INC.
Entity Central Index Key	0001329606
Entity Tax Identification Number	20-2675800
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2990 Redhill Avenue
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	(949)
Local Phone Number	273-4990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	CETY
Entity Emerging Growth Company	false